Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 153,682	$ 5,473	$ 136,301	$ 182,411
Gains (losses) on disposal of property, plant and equipment and other assets	732,796	26,097	(164,187)	(14,644)
Impairment losses on property, plant and equipment	(992,273)	(35,337)	(201,006)	(133,071)
Loss on damages and claims	(176,888)	(6,299)	(459,544)	(24,114)
Others	785,175	27,961	419,881	361,001
Other operating income and expenses, net	$ 502,492	$ 17,895	$ (268,555)	$ 371,583